FINANCIAL INSTRUMENTS - Classification and Measurement (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	$ 9,805	$ 7,070
Fair value	9,805	7,070
Carrying value	66,006	62,406
Fair value	65,234	62,553
Debt obligations | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	58,562	55,327
Fair value	57,790	55,474
Capital securities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,256	2,226
Fair value	2,256	2,226
Capital securities - fund subsidiaries | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	577	859
Fair value	577	859
Derivatives | Accounts payable | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	371	277
Fair value	371	277
Derivatives | Accounts payable and other liabilities | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	167	221
Fair value	167	221
Loan payable | Accounts payable | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	171	1
Fair value	171	1
Accounts payable and other | Accounts payable | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	824	499
Fair value	824	499
Accounts payable and other | Accounts payable and other liabilities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,852	2,097
Fair value	2,852	2,097
Loans and notes payable | Accounts payable and other liabilities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	226	899
Fair value	226	899
Held for sale | Debt obligations | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	0	3,006
Held for sale | Accounts payable and other liabilities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	0	76
Loans and notes receivable | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	686	225
Fair value	686	225
Other non-current assets | FVTPL | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,523	2,200
Fair value	2,523	2,200
Other non-current assets | FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	170	111
Fair value	170	111
Other non-current assets | Amortized cost | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	464	2
Fair value	464	2
Other non-current assets | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	584	356
Fair value	584	356
Other non-current assets | FVTOCI | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	69	108
Fair value	69	108
Accounts receivable and other | FVTPL | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	36	0
Fair value	36	0
Accounts receivable and other | FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	124	33
Fair value	124	33
Accounts receivable and other | Amortized cost | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	787	1,128
Fair value	787	1,128
Accounts receivable and other | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	342	331
Fair value	342	331
Accounts receivable and other | Amortized cost | Held for sale | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	0	276
Cash and cash equivalents | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	4,020	2,576
Fair value	$ 4,020	$ 2,576